Stockholders' Equity - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of common stock	$ 2.32
Expected volatility	151.76%
Dividend yield
Risk-free interest	2.70%
Expected life (years)	5 years 6 months
Minimum [Member]
Fair value of common stock		$ 1.62
Expected volatility		118.10%
Risk-free interest		2.79%
Expected life (years)		5 years 1 month 16 days
Maximum [Member]
Fair value of common stock		$ 13.26
Expected volatility		151.79%
Risk-free interest		3.00%
Expected life (years)		5 years 6 months